WARRANTS (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Maximum [Member]
Warrants granted, weighted average exercise price	$ 0.32	$ 0.45
Warrants granted, weighted Average Fair Value	$ 0.46	$ 0.26
Minimum [Member]
Warrants granted, weighted average exercise price
Warrants granted, weighted Average Fair Value